UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Echo Street Capital Management LLC

Address:  55 Fifth Avenue, 18th Floor
          New York, New York  10003

13F File Number: 28-11835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Elias
Title:    Chief Compliance Officer
Phone:    (212) 647-8126

Signature, Place and Date of Signing:


/s/ David Elias              New York, New York             November 13, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total:  $117,998
                                         (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE

                                                  Echostreet Capital Management LLC
                                                              Form 13F
                                                              30-Sep-07
                 ITEM 1:           ITEM 2:       ITEM 3:    ITEM 4:        ITEM 5:         ITEM 6:   ITEM 7:         ITEM 8:
                                                            MARKET
                                                  CUSIP      VALUE    SHRS OR SH/ PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
              NAME OF ISSUER   TITLE OF CLASS     NUMBER    (X1000)   PRN AMT PRN CALL   DISCRETION   MNGRS   SOLE    SHARED NONE
ABERCROMBIE & FITCH CO              CL A        002896207    3,388     41,978 SH            SOLE      NONE     41,978
ALEXANDRIA REAL ESTATE EQ IN        COM         015271109   10,330    107,316 SH            SOLE      NONE    107,316
APARTMENT INVT & MGMT CO            CL A        03748R101    2,497     55,319 SH            SOLE      NONE     55,319
AVALONBAY CMNTYS INC                COM         053484101    6,103     51,694 SH            SOLE      NONE     51,694
BRANDYWINE RLTY TR             SH BEN INT NEW   105368203    2,260     89,289 SH            SOLE      NONE     89,289
COPART INC                          COM         217204106    5,901    171,601 SH            SOLE      NONE    171,601
EASTGROUP PPTY INC                  COM         277276101    2,356     52,055 SH            SOLE      NONE     52,055
HIGHWOODS PPTYS INC                 COM         431284108    2,508     68,390 SH            SOLE      NONE     68,390
HILLTOP HOLDINGS INC                COM         432748101    2,638    224,662 SH            SOLE      NONE    224,662
HOST HOTELS & RESORTS INC           COM         44107P104    1,207     53,772 SH            SOLE      NONE     53,772
KB HOME                             COM         48666K109    3,789    151,200 SH            SOLE      NONE    151,200
MERITAGE HOMES CORP                 COM         59001A102    6,214    440,120 SH            SOLE      NONE    440,120
MOBILE MINI INC                     COM         60740F105    7,630    315,798 SH            SOLE      NONE    315,798
NATIONAL HEALTH REALTY INC          COM         635905102    3,310    142,257 SH            SOLE      NONE    142,257
ORACLE CORP                         COM         68389X105    3,284    151,704 SH            SOLE      NONE    151,704
ORIGEN FINL INC                     COM         68619E208      754    124,574 SH            SOLE      NONE    124,574
REPUBLIC PROPERTY TR                COM         760737106    7,870    536,446 SH            SOLE      NONE    536,446
ROSS STORES INC                     COM         778296103    3,006    117,244 SH            SOLE      NONE    117,244
SIMON PPTY GROUP INC NEW            COM         828806109    3,874     38,736 SH            SOLE      NONE     38,736
STAPLES INC                         COM         855030102    4,708    219,059 SH            SOLE      NONE    219,059
SUNRISE SENIOR LIVING INC           COM         86768K106   15,051    425,525 SH            SOLE      NONE    425,525
TD AMERITRADE HLDG CORP             COM         87236Y108    3,944    216,475 SH            SOLE      NONE    216,475
TAUBMAN CTRS INC                    COM         876664103    2,473     45,160 SH            SOLE      NONE     45,160
TOLL BROTHERS INC                   COM         889478103    4,543    227,269 SH            SOLE      NONE    227,269
URSTADT BIDDLE PPTY INS             COM         917286106    1,164     70,350 SH            SOLE      NONE     70,350
WASHINGTON REAL ESTATE INVT      SH BEN INT     939653101    2,207     66,525 SH            SOLE      NONE     66,525
ACE LTD                             ORD         G0070K103    1,878     31,000 SH            SOLE      NONE     31,000
WILLIS GROUP HOLDINGS LTD           SHS         G96655108    3,111     76,000 SH            SOLE      NONE     76,000

SK 04078 0001 825140